Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 1,258,456	$ 1,314,085
Prepaid expenses	192,828	183,496
Total current assets	1,451,284	1,497,581
Investments held in Trust Account	166,809,388	166,815,235
Total Assets	168,260,672	168,312,816
Current liabilities:
Accounts payable	68,322
Accrued expenses	202,089	74,927
Accrued income taxes	7,389	6,864
Franchise tax payable	24,164	32,563
Total current liabilities	301,964	114,354
Deferred underwriting commissions	5,836,250	5,836,250
Total liabilities	6,138,214	5,950,604
Commitments and Contingencies
Common stock; 15,712,245 and 15,736,221 shares subject to possible redemption at $10.00 per share as of March 31, 2021 and December 31, 2020, respectively	157,122,450	157,362,210
Stockholders’ Equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Common stock value	566	564
Additional paid-in capital	5,362,242	5,122,484
Accumulated deficit	(362,800)	(123,046)
Total stockholders’ equity	5,000,008	5,000,002
Total Liabilities and Stockholders’ Equity	$ 168,260,672	$ 168,312,816